LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 4  -LEASES

On August 10, 2021, the Company entered into an operating lease agreement for its office. The Company signed a new agreement for its current office and manufacturing facilities lease which originally was to end in 2022. The lease agreement is for one year starting in October 2021, with two options to extend the lease by another one year for each option until September 30, 2024. The Company is reasonably certain that it will exercise the additional two options starting in October 2022.

A.The components of operating lease costs were as follows:

(USD in thousands)

	Six Months ended June 30
	2 0 2 2	2 0 2 1

Operating lease cost	11	-
Total lease costs	11	-

B.	Supplemental balance sheet information related to operating leases is as follows:

(USD in thousands)

	June 30,	December 31,
	2 0 2 2	2 0 2 1

Operating lease right-of-use assets	47	55
Operating lease liabilities, current	18	19
Operating lease liabilities, long-term	25	38
Weighted average remaining lease term (in years)	2.25	2.75
Weighted average discount rate	7.85%	7.85%

C.	Future lease payments under operating leases The maturity analysis of operating lease liabilities as of June 30, 2022, are as follows (unaudited):

(USD in thousands)

June 30,
2 0 2 2

2022	10
2023	21
2024	16
Total undiscounted lease payments	47
Less: Transactions with stockholders	(4)
Lease liabilities	43

NOTE 7 -LEASES

On August 10, 2021, the Company entered into an operating lease agreement for its office. The Company signed a new agreement for its current office lease, which originally was to end in 2022. The lease agreement is for one year starting in October 2021 with two options to extend the lease by an additional one year for each option until September 30, 2024. The Company is reasonably certain that it will exercise the two additional options starting in October 2022.

The components of operating lease costs were as follows:

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Operating lease cost	6	-
Total lease costs	6	-

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Operating lease ROU assets	55	-
Operating lease liabilities, current	19	-
Operating lease liabilities, long-term	38	-
Weighted average remaining lease term (in years)	2.75	-
Weighted average discount rate	7.85%	-

b.	Future lease payments under operating leases as of December 31, 2021, are as follows:

December 31,
2021

2022	23
2023	24
2024	17
Total undiscounted lease payments	64
Less: Transactions with stockholders	(7)
Lease liabilities	57